Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 41% for the year ended March 31, 2012 and 38.3% for the years ended March 31, 2013 and 2014.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2012, 2013 and 2014 consist of the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥5,970,007	¥7,825,846	¥6,406,153	$62,208
Foreign	6,213	(68,982)	(131,262)	(1,275)
Total	¥5,976,220	¥7,756,864	¥6,274,891	$60,933
Income taxes―current:
Domestic	¥2,489,350	¥3,140,964	¥2,453,549	$23,825
Foreign	422	(6,254)	41,582	404
Total	¥2,489,772	¥3,134,710	¥2,495,131	$24,229
Income taxes―deferred:
Domestic	¥35,714	¥(528,832)	¥(729,822)	$(7,087)
Foreign	-	1,704	29,996	291
Total	¥35,714	¥(527,128)	¥(699,826)	$(6,796)

The Company adopted the consolidated tax declaration in the fiscal year ended March 31, 2009.

Amendments to Japanese tax regulations were enacted into law on November 30, 2011. As a result, the normal Japanese statutory rate was reduced to 38.3% from the fiscal year beginning April 1, 2012 and was to be reduced to 35.9% from the fiscal year beginning April 1, 2015. On March 20, 2014, new amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate will be reduced from 38.3% to 35.9% from the fiscal year beginning April 1, 2014. The effect of the changes in the tax rates on the balance of deferred tax assets and liabilities was a decrease of income tax expense by ¥110,381 thousand for the year ended March 31, 2012 and an increase of income tax expense by ¥106,487 thousand ($1,034 thousand) for the year ended March 31, 2014, respectively.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2013 and 2014 were as follows:

	Thousands of Yen				Thousands of U.S. Dollars
	2013		2014		2014
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available‑for‑sale securities	-	¥290,623	-	¥847,033	-	$8,225
Capital leases	¥73,735	-	¥106,807	-	$1,037	-
Accrued expenses	713,056	-	748,875	-	7,272	-
Retirement and pension cost	758,240	-	816,558	-	7,929	-
Allowance for doubtful accounts	66,170	-	48,885	-	475	-
Depreciation	48,315	-	-	-	-	-
Net loss on other investments	285,505	-	240,698	-	2,337	-
Operating loss carryforwards	1,416,522	-	1,370,277	-	13,306	-
Transactions in transit*	-	47,983	-	86,953	-	845
Impairment loss on telephone rights	77,101	-	77,690	-	755	-
Accrued enterprise tax	179,725	-	101,252	-	983	-
Asset retirement obligation	120,116	-	184,325	-	1,790	-
Deferred revenue	468,382	-	614,054	-	5,963	-
Customer relationship	-	1,690,781	-	1,505,159	-	14,616
Tax deduction of goodwill	-	528,299	-	690,499	-	6,705
Excess of tax deductible goodwill over the reported amount of goodwill	570,356	-	316,818	-	3,077	-
Trademark	-	38,413	-	38,413	-	373
Investments in equity method investees	-	168,061	-	233,550	-	2,268
Other	237,761	159,753	217,213	166,346	2,109	1,615
Total	5,014,984	2,923,913	4,843,452	3,567,953	47,033	34,647
Valuation allowance	(1,361,807)	-	(428,184)	-	(4,158)	-

Total	¥3,653,177	¥2,923,913	¥4,415,268	¥3,567,953	$42,875	$34,647

*This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2013 and 2014, the valuation allowance for deferred tax assets related principally to operating loss carryforwards, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥136,689 thousand, ¥647,079 thousand and ¥933,623 thousand ($9,066 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively.

Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested amounted to ¥403,040 thousand ($3,914 thousand) as of March 31, 2014. It is not practicable to calculate the unrecognized deferred tax liability on such undistributed earnings.

As of March 31, 2014, certain subsidiaries had tax operating loss carryforwards as follows.

	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2015	-	-	-
2016	-	-	-
2017	-	-	-
2018	¥38,120	¥10,762	¥411,351
2019 and thereafter	221,664	62,745	3,339,609

Total	¥259,784	¥73,507	¥3,750,960

	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2015	-	-	-
2016	-	-	-
2017	-	-	-
2018	$370	$105	$3,994
2019 and thereafter	2,153	609	32,430

Total	$2,523	$714	$36,424

“Others” were loss carryforwards of subsidiaries not subject to consolidation tax filing, which were composed of ¥2,310,209 thousand ($22,434 thousand) in Japan, ¥1,017,046 thousand ($9,876 thousand) in the United States of America, and ¥423,705 thousand ($4,114 thousand) in other countries.

These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2022 in Japan and December 31, 2033 in the United States of America. The loss carryforwards in other countries will expire in the period ending December 31, 2018 or have an indefinite carryforward period.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2014 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Amount computed by using normal Japanese statutory tax rate	¥2,450,250	¥2,970,879	¥2,403,283	$23,337
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	81,115	89,012	102,634	997
Inhabitant tax―per capita	34,415	35,809	37,122	360
Expiration of operating loss carryforward	176,829	-	-	-
Change in valuation allowance	(107,171)	(666,973)	(957,182)	(9,295)
Tax effects on investments in equity method investees	-	168,061	65,489	636
Enterprise tax―not based on income	68,960	77,868	82,191	798
Tax rate change	(110,381)	-	106,487	1,034
Other—net	(68,531)	(67,074)	(44,719)	(434)

Income tax expense as reported	¥2,525,486	¥2,607,582	¥1,795,305	$17,433

There was no amount of unrecognized tax benefit for the year ended March 31, 2013 and 2014. The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

The Company has open tax years subject to examination by major tax jurisdictions from the year ended March 31, 2013 in Japan and from the year ended December 31, 2006 in the United States of America.